STOCKHOLDERS' EQUITY (Summary of Stock Warrants Activity) (Details) - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrant activity, number of shares:
Outstanding at beginning of the period	4,325,423	2,485,005	2,976,863
Granted	399,610	2,162,058	2,121,433
Exercised	(328,667)	(95,238)	(428,469)
Forfeited		(226,402)	(2,184,822)
Outstanding at the end of period	4,396,366	4,325,423	2,485,005
Exercisable at end of the period	4,096,366	4,325,423	2,485,005
Expected to vest after June 30, 2019 (unexercisable)	300,000
Warrant activity, weighted average exercise price:
Outstanding at beginning of the period	$ 3.77	$ 5.09	$ 6.45
Granted	4.81	3.00	3.73
Exercised	3.49	2.25	3.00
Forfeited		6.95	6.04
Outstanding at end of the period	3.90	3.77	5.09
Exercisable at end of the period	3.83	$ 5.05	$ 5.09
Expected to vest after June 30, 2019 (unexercisable)	$ 5.00
Weighted Average Remaining Contractual Term ( Years)
Outstanding - December 31, 2018	2 years 26 days	2 years 10 months 25 days
Granted	5 years
Exercised	3 months 19 days
Vested (exercisable) - June 30, 2019	2 years 22 days
Expected to vest after June 30, 2019 (unexercisable)	4 years 29 days
Aggregate Intrinsic Value
Outstanding - December 31, 2018	$ 3,849,626
Granted
Exercised	$ 384,540
Outstanding - June 30, 2019	3,341,238	$ 3,849,626
Vested (exercisable) - June 30, 2019	3,399,984
Expected to vest after June 30, 2019 (unexercisable)